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                              THE DRAKE FUNDS TRUST
                         660 MADISON AVENUE, 16TH FLOOR
                               NEW YORK, NY 10065

March 3, 2008

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re: The Drake Funds Trust -- Low Duration Fund and Total Return Fund, Drake Class and Administrative Class Shares (File Nos. 333-119650, 811-21651) (the "Registrant")


Dear Sir or Madam:

         I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933 that:

         1. The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2008 (the "Amendment"); and

         2. The text of the Amendment has been filed electronically.



                                             Very truly yours,



                                             /s/ Steven J. Luttrell
                                             ----------------------------
                                             Steven J. Luttrell
                                             President